Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income tax expense
Deferred tax asset to be used	€ 36,941	€ 36,941	€ 32,935
Tax losses arising from subsidiaries for offset against future capital gains		8,285	7,500
Unrecognised other temporary differences	2,092	2,092	1,514
Unremitted earnings of subsidiaries, associates and interests in joint ventures for which no deferred tax liability recognised		€ 7,522	7,130
Luxemberg
Income tax expense
Losses arising from revaluation of investments			69,742	€ 82,372
Utilisation period of tax losses (in years)		17 years
Deferred tax assets, higher interest rates	9,136	€ 9,136	9,136
Unused tax losses expired for which no deferred tax asset recognized		12,975	9,242
Reversal of previous impairments		12,000
Luxemberg | Not later than 10 years
Income tax expense
Deferred tax asset to be used	2,881	€ 2,881
Impairment loss expiration period		10 years
Luxemberg | Not later than 20 years
Income tax expense
Deferred tax asset to be used	€ 4,891	€ 4,891
Impairment loss expiration period		20 years
Germany
Income tax expense
Losses arising from revaluation of investments		€ 16,296	17,160
Spain
Income tax expense
Tax losses arising from acquisitions		€ 4,334	€ 4,281
UK
Income tax expense
Corporate tax rate (as a percent)	19.00%
Minimum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)		59 years
Percentage of change in forecast income (as a percent)		5.00%
Change in tax losses utilisation period (in years)		2 years
Impairment loss expiration period		13 years
Minimum | Germany
Income tax expense
Utilisation period of tax losses (in years)		8 years
Percentage of change in forecast income (as a percent)		5.00%
Change in tax losses utilisation period (in years)		1 year
Maximum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)		62 years
Percentage of change in forecast income (as a percent)		10.00%
Change in tax losses utilisation period (in years)		5 years
Impairment loss expiration period		17 years
Maximum | Germany
Income tax expense
Utilisation period of tax losses (in years)		16 years
Percentage of change in forecast income (as a percent)		10.00%
Change in tax losses utilisation period (in years)		2 years
Forecast | UK
Income tax expense
Corporate tax rate (as a percent)	25.00%
Increase in deferred tax assets	€ 350